Transactions with Related Parties - Charter Agreements (Table) (Details) - M/T Aristotelis [Member]	12 Months Ended
Dec. 31, 2020
Lessor, Lease, Description [Line Items]
Time Charter (TC) in years	1.0
Commencement of Charter	01/2017
Termination	03/2018
Gross Daily Hire Rate	$13.8
Net Daily Hire Rate	$13.6